United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.1%
		Aerospace/Defense—0.8%
$2,150,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$2,176,875
900,000		TransDigm, Inc., 5.50%, 10/15/2020	884,250
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,882,188
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,449,250
		TOTAL	8,392,563
		Automotive—4.6%
4,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	4,450,500
3,175,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,571,875
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,767,125
875,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	47,031
3,375,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,249,112
1,875,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,884,375
200,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	204,437
1,225,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	1,252,428
500,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	522,500
3,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,255,000
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,793,875
1,875,000		Lear Corp., 4.75%, 1/15/2023	1,879,688
1,500,000		Lear Corp., 5.25%, 1/15/2025	1,526,250
950,000		Lear Corp., 5.375%, 3/15/2024	976,125
3,775,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	3,907,125
2,250,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,205,000
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,130,625
1,075,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,128,750
1,875,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,964,062
3,325,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	3,341,625
1,050,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,081,500
4,500,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	4,320,000
		TOTAL	46,459,008
		Building Materials—2.8%
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,381,250
2,650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,669,875
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,464,500
1,950,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	1,998,750
375,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	382,500
3,150,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,378,375
1,700,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	1,789,250
4,100,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	4,407,500
1,425,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	1,496,250
3,800,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	3,933,000
1,375,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,392,188
2,025,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	2,028,847
650,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	659,750
		TOTAL	27,982,035

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—5.2%
$2,425,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	$2,464,406
2,950,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	3,001,625
1,775,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	1,799,406
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,316,250
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,266,875
1,375,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	1,430,000
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	883,125
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,063,125
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,119,563
925,000		DISH DBS Corp., 5.00%, 3/15/2023	897,250
6,400,000		DISH DBS Corp., 5.875%, 7/15/2022	6,576,000
1,675,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	1,662,438
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	2,238,906
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,767,500
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	3,174,937
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,169,889
675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	724,781
350,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	348,250
2,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,265,187
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,866,188
3,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	3,008,000
2,300,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	2,374,750
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,774,250
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,890,000
750,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	776,250
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,315,500
		TOTAL	53,174,451
		Chemicals—2.3%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,286,375
1,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,791,000
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,169,375
4,025,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,286,625
750,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	713,438
1,300,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,326,000
450,000		Georgia Gulf Corp., 4.875%, 5/15/2023	426,375
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,462,500
3,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,744,437
950,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 11/15/2020	688,750
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	374,063
1,725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	1,703,437
1,040,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	1,053,000
750,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	770,625
775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	810,844
		TOTAL	23,606,844
		Construction Machinery—0.8%
2,825,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	2,641,375
575,000		United Rentals, Inc., 5.75%, 11/15/2024	593,688
425,000		United Rentals, Inc., 7.375%, 5/15/2020	461,125
625,000		United Rentals, Inc., 7.625%, 4/15/2022	690,312

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$3,000,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	$3,232,500
575,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	606,625
		TOTAL	8,225,625
		Consumer Cyclical Services—2.0%
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,965,125
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,437,750
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	4,336,500
800,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	796,000
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,176,250
2,421,000		ServiceMaster Co., 7.00%, 8/15/2020	2,517,840
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,793,750
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	816,000
2,307,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	2,439,652
		TOTAL	20,278,867
		Consumer Products—2.7%
5,825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,189,062
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,692,375
2,500,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,300,000
2,000,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	2,145,000
4,875,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	4,923,750
1,100,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	1,177,000
2,425,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,394,688
525,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	535,500
3,250,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,404,375
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,000,000
		TOTAL	27,761,750
		Diversified Manufacturing—1.3%
1,200,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	1,032,000
1,125,000		Dynacast International LLC, 9.25%, 7/15/2019	1,212,187
3,725,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	3,594,625
4,125,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	3,918,750
750,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	768,750
1,060,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,128,900
1,025,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,039,094
800,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	826,000
		TOTAL	13,520,306
		Financial Institutions—3.3%
2,475,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	2,509,031
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	389,063
3,200,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,464,000
900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	905,625
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,017,500
1,700,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,850,875
1,750,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,802,500
4,550,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	4,754,750
400,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	424,260
3,475,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,466,312
2,950,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,935,250
3,975,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,052,016

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,425,000		International Lease Finance Corp., 5.875%, 8/15/2022	$3,724,687
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	821,250
1,925,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	1,932,219
		TOTAL	34,049,338
		Food & Beverage—4.4%
5,075,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,151,125
5,400,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	5,602,500
825,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	808,376
5,712,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	5,626,320
6,575,000		HJ Heinz Co., 4.25%, 10/15/2020	6,657,187
5,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	5,425,125
1,950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,135,250
3,800,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	3,990,000
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,278,125
350,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	355,250
6,250,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	6,631,250
625,000		WhiteWave Foods Co., 5.375%, 10/1/2022	645,313
		TOTAL	44,305,821
		Gaming—3.7%
2,350,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	2,267,750
1,175,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	1,230,800
1,700,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,275,000
925,000		Churchill Downs, Inc., 5.375%, 12/15/2021	929,625
2,350,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	2,391,125
1,350,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,404,000
4,725,000		MGM Mirage, Inc., 7.75%, 3/15/2022	5,244,750
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	947,250
625,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	711,719
1,225,000		MGM Resorts International, 6.00%, 3/15/2023	1,237,250
2,925,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,998,125
4,150,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	3,880,250
2,400,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	2,484,000
825,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	862,125
2,389,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,544,285
3,180,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,386,700
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,630,750
		TOTAL	37,425,504
		Health Care—9.8%
1,075,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	1,107,250
3,350,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	3,592,875
2,625,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,775,938
4,300,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,576,812
1,150,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,198,875
550,000		Catamaran Corp., 4.75%, 3/15/2021	551,375
1,175,000		DJO Finance LLC, 9.875%, 4/15/2018	1,198,500
3,600,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	3,510,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	945,234
2,925,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	3,111,469
3,550,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,532,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,850,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	$4,124,312
550,000		HCA, Inc., 4.75%, 5/1/2023	561,000
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,720,750
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,535,000
1,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,646,250
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,123,000
4,150,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	4,751,750
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,249,438
2,150,000		Hologic, Inc., 6.25%, 8/1/2020	2,246,750
4,375,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	4,604,687
2,825,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,902,687
5,925,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	6,073,125
500,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	508,750
400,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	412,000
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,907,500
575,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	576,438
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	5,320,000
2,650,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	2,643,375
2,275,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,289,219
3,600,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	3,883,500
2,225,000		Universal Hospital Service Holdco, Inc., 7.625%, 8/15/2020	1,924,625
6,575,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	6,895,531
2,900,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,842,000
		TOTAL	99,842,265
		Independent Energy—5.8%
3,300,000		Antero Resources Corp., 6.00%, 12/1/2020	3,308,250
1,250,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	1,184,375
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,748,250
2,825,000		Approach Resources, Inc., 7.00%, 6/15/2021	2,104,625
3,075,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	2,390,812
650,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	559,000
2,675,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	2,273,750
1,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,616,375
900,000	[1,2]	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 9/15/2020	868,500
1,725,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	1,147,125
3,650,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	2,500,250
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	776,250
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,230,359
4,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	4,509,000
825,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	837,375
1,600,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	872,000
1,750,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	1,163,750
775,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	420,438
1,500,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	1,473,750
1,225,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,234,187
475,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	478,563
1,000,000		Laredo Petroleum, Inc., 5.625%, 1/15/2022	880,000
250,000		Legacy Reserves, 6.625%, 12/1/2021	206,250
3,125,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	2,578,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,275,000		Linn Energy LLC, 6.50%, 5/15/2019	$1,096,500
900,000		Linn Energy LLC, 6.50%, 9/15/2021	733,500
950,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	805,125
350,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	299,250
2,400,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,100,000
2,000,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,988,750
3,750,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,859,375
1,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,052,250
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,532,625
675,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	631,125
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,155,750
2,100,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2022	1,963,500
1,125,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	978,750
875,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	564,375
2,075,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,338,375
1,900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	1,206,500
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	1,980,000
		TOTAL	58,647,109
		Industrial - Other—2.1%
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,366,563
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,109,750
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,326,500
1,000,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	735,000
2,900,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,798,500
3,123,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	3,279,150
4,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	4,473,125
525,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	519,750
2,350,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,326,500
		TOTAL	20,934,838
		Leisure—1.1%
1,425,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,539,000
1,475,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	1,469,469
375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	378,750
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	343,875
750,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	802,500
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,425,000	[1,2]	NCL Corp., Ltd., Series 144A, 5.25%, 11/15/2019	1,442,812
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,584,000
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,216,000
		TOTAL	10,776,406
		Lodging—0.3%
1,300,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,400,750
1,150,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	1,207,500
		TOTAL	2,608,250
		Media Entertainment—6.8%
1,925,000		AMC Networks, Inc., 7.75%, 7/15/2021	2,069,375
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,608,750
375,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.625%, 2/15/2024	377,813
1,500,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.875%, 3/15/2025	1,515,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$375,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	$378,750
4,325,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,254,719
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	843,563
825,000		Clear Channel Worldwide, 7.625%, 3/15/2020	860,063
5,500,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	5,692,500
3,925,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	4,288,062
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	3,877,594
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	4,048,750
2,900,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	3,161,000
975,000		Gannett Co., Inc., 5.125%, 10/15/2019	1,001,812
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,195,000
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	149,250
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	150,750
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	3,001,500
1,825,000		Lamar Media Corp., 5.00%, 5/1/2023	1,815,875
1,000,000		Lamar Media Corp., 5.875%, 2/1/2022	1,042,500
700,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	724,500
700,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	694,750
2,450,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,456,125
2,075,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	2,095,750
3,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,257,250
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	820,000
2,775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,428,125
2,725,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,650,062
4,625,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,659,687
2,425,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	2,352,250
3,075,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,290,250
		TOTAL	68,761,375
		Metals & Mining—0.6%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2099	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
775,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	789,531
1,325,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	1,361,437
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	433,500
1,175,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,239,625
1,775,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,892,594
		TOTAL	5,716,985
		Midstream—4.4%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	816,000
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	457,875
1,500,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,451,250
1,650,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	1,761,375
1,950,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	2,209,061
6,500,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	6,630,000
300,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	294,000
1,800,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,768,500
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	397,125
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,815,875
1,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	986,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,050,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	$3,270,393
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,035,000
1,275,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,233,563
650,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	676,000
850,000		Regency Energy Partners LP, 4.50%, 11/1/2023	784,125
600,000		Regency Energy Partners LP, 5.00%, 10/1/2022	570,000
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	630,500
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	551,375
1,950,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	1,833,000
3,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,160,000
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,473,750
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	636,719
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,765,687
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,711,240
1,575,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,504,125
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,676,480
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,278,187
175,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	174,125
425,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	426,063
		TOTAL	44,977,956
		Oil Field Services—0.5%
2,425,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,867,250
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	401,625
3,300,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	2,458,500
675,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	528,188
		TOTAL	5,255,563
		Packaging—6.0%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,216,250
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	698,250
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	214,941
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	335,125
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,050,125
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,370,750
5,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	5,208,281
1,025,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	1,001,937
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,246,125
1,550,000		Crown Americas LLC, 4.50%, 1/15/2023	1,511,250
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	819,563
1,150,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,305,250
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	2,841,125
475,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	485,094
950,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	960,688
1,100,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	1,105,500
6,675,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	6,875,250
5,525,000		Reynolds Group, 8.25%, 2/15/2021	5,690,750
2,300,000		Reynolds Group, 9.00%, 4/15/2019	2,392,000
2,025,000		Reynolds Group, 9.875%, 8/15/2019	2,156,625
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	909,000
1,375,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,368,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	$522,500
1,375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,392,187
3,300,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	3,704,250
5,175,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,071,500
		TOTAL	61,452,441
		Paper—0.6%
1,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,470,000
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,209,375
600,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	607,500
1,175,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,183,812
		TOTAL	6,470,687
		Pharmaceuticals—1.6%
2,150,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	2,204,180
3,325,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,406,463
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	4,627,875
1,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,994,750
3,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	4,172,438
		TOTAL	16,405,706
		Refining—0.2%
700,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	668,500
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,763,906
		TOTAL	2,432,406
		Restaurants—1.2%
3,700,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, Series 144A, 6.00%, 4/1/2022	3,811,000
3,525,000		NPC International/OPER Co., A&B, Inc., 10.50%, 1/15/2020	3,674,813
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,701,375
		TOTAL	12,187,188
		Retailers—3.8%
4,575,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	4,540,687
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,351,875
2,500,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	2,137,500
4,025,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	3,763,375
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,356,250
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	756,000
2,900,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,943,500
1,023,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,046,018
1,100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,168,750
2,725,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,902,125
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,884,000
4,350,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	4,567,500
500,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	496,250
2,050,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	2,188,375
1,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	1,107,750
		TOTAL	38,209,955
		Technology—13.3%
675,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	707,906
1,925,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,641,063
1,425,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,289,625
3,800,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,591,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,175,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	$2,191,312
3,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	3,313,125
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,063,438
1,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,731,469
2,323,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 8.50%, 4/1/2019	2,459,476
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,980,000
3,800,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	3,933,000
2,850,000	[1,2]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	2,465,250
3,750,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	3,956,250
1,525,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	1,538,344
3,800,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	4,070,750
2,075,000		Emdeon, Inc., 11.00%, 12/31/2019	2,264,344
3,025,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,077,937
4,675,000		Epicor Software Corp., 8.625%, 5/1/2019	4,932,125
3,800,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	3,904,500
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,961,875
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	12,177,000
675,000		Flextronics International Ltd., 4.625%, 2/15/2020	688,500
1,275,000		Flextronics International Ltd., 5.00%, 2/15/2023	1,306,875
2,875,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	3,011,562
2,250,000		IAC Interactive Corp., 4.75%, 12/15/2022	2,199,375
1,025,000		IAC Interactive Corp., 4.875%, 11/30/2018	1,048,063
4,075,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,120,844
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,713,000
2,950,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,942,625
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	632,031
1,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,397,500
875,000		Lawson Software, Inc., 11.50%, 7/15/2018	958,125
3,525,000		Lawson Software, Inc., 9.375%, 4/1/2019	3,784,969
700,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	726,250
3,200,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	2,920,000
1,275,000		NCR Corp., 6.375%, 12/15/2023	1,332,375
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,389,375
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,960,000
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	722,750
1,525,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	1,532,625
900,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	949,500
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	764,875
3,800,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,828,500
1,175,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,222,523
850,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	878,771
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,117,328
2,075,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	2,147,625
1,975,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	2,049,063
2,475,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	2,512,125
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,065,000
5,750,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,023,125
2,325,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,388,937
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	4,406,102

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,575,000		Verisign, Inc., 4.625%, 5/1/2023	$1,551,375
1,700,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	1,789,250
		TOTAL	135,330,732
		Transportation Services—0.5%
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,334,500
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,037,813
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,225,250
		TOTAL	5,597,563
		Utility - Electric—1.2%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,663,250
650,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	695,500
1,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,096,750
85,557	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	86,412
500,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	550,000
2,150,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	2,198,375
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,463,000
950,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,028,375
		TOTAL	11,781,662
		Wireless Communications—3.9%
3,500,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,515,312
1,875,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,757,813
6,350,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	6,191,250
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	611,250
2,225,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	2,286,188
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	284,281
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,850,937
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	51,500
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	77,719
3,925,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,473,625
4,000,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,100,000
1,000,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,139,900
650,000		Sprint Corp., 7.125%, 6/15/2024	607,750
2,200,000		Sprint Corp., 7.875%, 9/15/2023	2,182,840
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,437,625
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,117,656
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,623,950
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	351,750
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	483,788
		TOTAL	39,145,134
		Wireline Communications—0.5%
450,000	[1,2]	Level 3 Communications, Inc., Series 144A, 5.75%, 12/1/2022	455,063
1,950,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,064,562
700,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	758,625
1,875,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	2,001,563
		TOTAL	5,279,813
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,008,923,602)	996,996,146
		COMMON STOCKS—0.0%
		Automotive—0.0%
9,020		General Motors Co.	314,888

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	$0
28,064	[3,5]	Lone Pine Resources, Inc.	26,100
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	26,100
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
47	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,432,183)	340,988
		WARRANTS—0.1%
		Automotive—0.1%
1,862	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	47,034
36,931	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	632,628
		TOTAL WARRANTS (IDENTIFIED COST $1,790,195)	679,662
		INVESTMENT COMPANY—0.3%
3,114,257	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	3,114,257
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $1,015,260,237)[9]	1,001,131,053
		OTHER ASSETS AND LIABILITIES - NET—1.5%[10]	14,929,037
		TOTAL NET ASSETS—100%	$1,016,060,090
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $429,616,938, which represented 42.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2014, these liquid restricted securities amounted to $429,530,526, which represented 42.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$85,557	$86,412
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 1.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At December 31, 2014, the cost of investments for federal tax purposes was $1,016,833,424. The net unrealized depreciation of investments for federal tax purposes was $15,702,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,476,375 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,178,746.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (‘Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$996,995,848	$298	$996,996,146
Equity Securities:
Common Stocks
Domestic	314,888	—	0	314,888
International	—	—	26,100	26,100
Warrants	679,662	—	—	679,662
Investment Company	3,114,257	—	—	3,114,257
TOTAL SECURITIES	$4,108,807	$996,995,848	$26,398	$1,001,131,053
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015